CONTRACTUAL COMMITMENTS AND CONTINGENCIES - Narrative (Details) $ in Millions	12 Months Ended
	Dec. 31, 2025 USD ($)	Dec. 31, 2024 USD ($)	Aug. 12, 2025 miningClaims	Jan. 07, 2025 miningClaims	Mar. 27, 2023
Disclosure of contingent liabilities [line items]
Net smelter returns royalty %					1.50%
Number of mining claims, included in royalty			24	2,400
Number of mining claims, excluded from royalty			1,954	2,112
Number of remaining claims				1,978
Brazil tax authority
Disclosure of contingent liabilities [line items]
Tax assessment | $	$ 38	$ 37